Note 4 - Investment In Associate (Details Textual) - Rio Grande Resources Ltd [member] - CAD ($)		3 Months Ended	12 Months Ended
	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Statement Line Items [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	5,152,557	5,152,557	5,152,557
Proportion of ownership interest in associate	19.95%	19.95%	19.95%
Fair value of shares acquired resulting from a spin-out transaction	$ 489,493		$ 489,493